UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended:  June 30, 2002
Check here if Amendment  [  X   ] ;  Amendment Number: 1
This Amendment (Check only one.):	[  X  ] is a restatement.
						[     ] adds new holdings
							  entries.

Institutional Investment Manager Filing this Report:
Name:	      Gabelli Funds, LLC
Address:	One Corporate Center
		Rye, New York 10580
		13F file number:


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Bruce N. Alpert  /S/


Title:	Executive Vice President
		Chief Operating Officer
Phone:	914-921-5105
Signature, Place and Date of Signing:

Bruce N. Alpert /s/	Rye, NY      November 14, 2002

Report Type  (Check only one.) :

[     ]	13F HOLDINGS REPORT.

[  X  ]	13F NOTICE.

[     ]	13F COMBINATION REPORT.

List of Other managers Reporting for this Manager:  GAMCO Investors, Inc.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.